Discontinued Operations (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Consideration					$ 370,638
Disposa group including discontinued operation income gain					169,631
Gain (Loss) on Extinguishment of Debt					0	$ 0	$ (4,157)
Long-Term Debt, Gross					$ 686,844	835,511
Hamburg Commercial Bank AG ($101,750) [Member]
Initiation date					December 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 101,750
Description of scope, credit facility					for the refinancing of seven dry bulk vessels
Drawn down date					January 5, 2022
Line of Credit Facility, Interest Rate Description					LIBOR plus a margin
Prepayments of debt		$ 10,380
Number of vessels released from collateral					one
Long-Term Debt, Gross					$ 91,345
Number of repayment installments					8
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 3,915
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 60,027
Hamburg Commercial Bank AG ($101,750) [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate					3.25%
Hamburg Commercial Bank AG ($101,750) [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate					4.50%
Credit Agricole CIB/ BNP Paribas [Member]
Initiation date					December 2021
Line of Credit Facility, Maximum Borrowing Capacity					$ 105,000
Description of scope, credit facility					for the refinancing of seven dry bulk vessels.
Drawn down date					January 5, 2022
Line of Credit Facility, Interest Rate Description					LIBOR plus a margin
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 41,000
Credit Agricole CIB/ BNP Paribas [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate					2.85%
Credit Agricole CIB/ BNP Paribas [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate					3.75%
Sale and Leaseback Agreements $77,000 [Member]
Sale Leaseback Transaction, Amount Due under Financing Arrangement						$ 77,000
Description of Sale leaseback transaction						in order to finance four dry bulk vessels.
Sale And Leaseback Agreements $68,000 [Member]
Sale Leaseback Transaction, Date					first quarter of 2020
Sale Leaseback Transaction, Amount Due under Financing Arrangement					$ 68,000
Description of Sale leaseback transaction					for two Capesize vessels
Sale and Leaseback Agreements $12,000 [Member]
Drawn down date					March 2022
Debt Instrument, Frequency of Periodic Payment					monthly
Sale Leaseback Transaction, Date					March 2022
Sale Leaseback Transaction, Amount Due under Financing Arrangement					$ 12,000
Description of Sale leaseback transaction					to finance one dry bulk vessel
Number of repayment installments					60
Debt Instrument, Periodic Payment					$ 521
Debt Instrument, Maturity Date, Description					first quarter of 2027
Balloon payment					$ 1,600
Sale And Leaseback Agreement $22,000 [Member]
Drawn down date				third quarter 2022
Debt Instrument, Frequency of Periodic Payment				monthly
Sale Leaseback Transaction, Date				third quarter of 2022
Sale Leaseback Transaction, Amount Due under Financing Arrangement				$ 22,000
Description of Sale leaseback transaction				to finance the vessel
Number of repayment installments				120
Debt Instrument, Periodic Payment				$ 158
Debt Instrument, Maturity Date, Description				third quarter of 2032
Balloon payment				$ 3,000
NSM Loan [Member]
Repayments of Debt							$ 47,000
Debt Instrument, Issuance Date					Aug. 29, 2019
Line of Credit Facility, Maximum Borrowing Capacity					$ 141,795
Number of repayment installments					48
Debt Instrument, Frequency of Periodic Payment					quarterly		quarterly
2022 Senior Secured Notes [Member]
Repayments of Debt			$ 80,000
Debt Instrument, Face Amount					$ 305,000
Debt Instrument, Interest Rate, Stated Percentage					11.25%
Initiation date					November 21, 2017
2022 Notes [Member]
Repayments of Debt	$ 455,466
Debt Instrument, Repurchased Face Amount					$ 20,782	$ 21,356
Debt Instrument, Issuance Date					Nov. 29, 2013
Debt Instrument, Face Amount					$ 650,000
Debt Instrument, Interest Rate, Stated Percentage					7.375%
Debt Instrument, Repurchase Amount					$ 9,443	18,588
Gain (Loss) on Extinguishment of Debt					11,204	2,728
2022 Notes [Member] | NSM Loan [Member]
Repayments of Debt	100,000
2022 Notes [Member] | Sale and Leaseback Agreements $77,000 [Member]
Repayments of Debt	$ 77,000
Number of sale and leaseback agreements	four
Two Credit Facilities [Member] | 2022 Notes [Member]
Repayments of Debt	$ 206,725
NSM Loan [Member] | 2022 Notes [Member]
Asset not pledged as collateral						158,873
Asset pledged as collateral							$ 158,873
First four installments [Member] | Credit Agricole CIB/ BNP Paribas [Member]
Line of Credit Facility, Periodic Payment					$ 6,500
Debt Instrument, Frequency of Periodic Payment					quarterly
Next eight installments [Member] | Credit Agricole CIB/ BNP Paribas [Member]
Line of Credit Facility, Periodic Payment					$ 4,750
Debt Instrument, Frequency of Periodic Payment					quarterly
Three of the four new sale and leaseback agreements [Member] | Sale and Leaseback Agreements $77,000 [Member]
Proceeds from Lines of Credit						$ 58,000
Navios Partners [Member]
Number of vessels sold					36
Number of loan tranches					2
Number of charter-in and bareboat vessels					15
Transaction date					Sep. 08, 2022
Number of owned vessels					21
Navios Partners [Member] | NSM Loan [Member]
Repayments of Debt					$ 262,632
Navios Partners [Member] | 2022 Senior Secured Notes [Member]
Debt Instrument, Repurchased Face Amount					$ 80,000
Maturity date of debt					August 15, 2022
Navios Partners [Member] | Tranche A [Member]
Number of charter-in and bareboat vessels					15
Transaction date					Jul. 29, 2022
Navios Partners [Member] | Tranche B [Member]
Transaction date					Sep. 08, 2022
Number of owned vessels					21
First Two Sale And Leaseback Agreements [Member] | Sale and Leaseback Agreements $77,000 [Member]
Number of repayment installments					96
Debt Instrument, Periodic Payment					$ 481
Debt Instrument, Maturity Date, Description					fourth quarter of 2029
Balloon payment					$ 3,600
Third Sale and Leaseback Agreement [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument, Frequency of Periodic Payment					monthly
Number of repayment installments					72
Debt Instrument, Periodic Payment					$ 688
Debt Instrument, Maturity Date, Description					fourth quarter of 2027
Balloon payment					$ 3,500
Fourth Sale and Leaseback Agreement [Member] | Sale and Leaseback Agreements $77,000 [Member]
Drawn down date					January 2022
Debt Instrument, Frequency of Periodic Payment					monthly
Proceeds from Lines of Credit	$ 19,000
Number of repayment installments					84
Debt Instrument, Periodic Payment					$ 643
Debt Instrument, Maturity Date, Description					first quarter of 2029
Balloon payment					$ 1,000